Cash from operations (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022		Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Profit before taxation	$ (248,692)	$ (93,952)	[1]	$ (1,416,741)	$ (224,048)	[1]
Adjustments:
Depreciation of property, plant and equipment	92,594	105,195		302,285	305,558
Amortization of intangible assets	12,337	12,279		38,096	34,615
Net impairment of property, plant and equipment, intangibles fixed assets and prepaid land rent	103,429	3,099		108,510	1,768
Loss allowance/(reversal of loss allowance) on trade receivables	711	(1,597)		5,225	(3,397)
Impairment of withholding tax receivables	10,508	11,422		35,112	39,141
Amortization of prepaid site rent	2,789	2,796		7,918	6,957
Net (gain)/loss on disposal of plant, property and equipment	(386)	(134)		(952)	13,650
Insurance income	(32)	(70)		(310)	(1,686)
Finance costs	261,993	234,223		1,804,222	574,081
Finance income	(5,823)	(6,412)		(18,233)	(11,035)
Impairment of inventory					138
Sharebased payment expense	2,654	4,127		9,571	9,752
Operating profit before working capital changes	232,082	270,976		874,703	745,494
Changes in working capital
Increase in inventory	(29,221)	(10,373)		(4,683)	(30,094)
(Increase)/decrease in trade and other receivables	(61,968)	12,702		(199,210)	(169,833)
Increase in trade and other payables	93,544	20,885		79,618	132,032
Net movement in working capital	2,355	23,214		(124,275)	(67,895)
Cash from operations	$ 234,437	$ 294,190		$ 750,428	$ 677,599

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.